                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                        AIM INTERMEDIATE GOVERNMENT FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated June 3, 2002,
                  as supplemented June 3, 2002 and June 7, 2002


This supplement supercedes and replaces in their entirety the supplements dated June 3, 2002 and June 7, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the first paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund's investment objective may be changed by the Board of Trustees without shareholder approval."

The following information replaces the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options."

The following information replaces in its entirety the last sentence of the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

The following information replaces in its entirety the fourth paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus.

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         - Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he as a full time student.

         - Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

                                CLASS A SHARES OF

                       AIM LIMITED MATURITY TREASURY FUND

                          Supplement dated July 1, 2002
                    to the Prospectus dated November 28, 2001
               as supplemented December 10, 2001 and March 5, 2002


This supplement supercedes and replaces in their entirety the supplements dated December 10, 2001 and March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds."

The following information replaces in its entirety the fourth paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following replaces in its entirety the section "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE" on page 3 of the Prospectus:

                  "FEE TABLE
                  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                  SHAREHOLDER FEES
                  --------------------------------------------------------------
                  (fees paid directly from
                  your investment)                               CLASS A


                  --------------------------------------------------------------

                  Maximum Sales Charge (Load)
                  Imposed on Purchases
                  (as a percentage of
                  offering price)                                1.00%

                  Maximum Deferred
                  Sales Charge (Load)
                  (as a percentage of
                  original purchase
                  price or redemption
                  proceeds, whichever is less)                   None(1)

                  --------------------------------------------------------------


                  ANNUAL FUND OPERATING EXPENSES(2)

                  --------------------------------------------------------------

                  (expenses that are deducted
                   from fund assets)                             CLASS A

                  --------------------------------------------------------------

                  Management Fees                                0.20%

                  Distribution and/or
                  Service (12b-1) Fees                           0.15

                  Other Expenses                                 0.21

                  Total Annual Fund
                  Operating Expenses                             0.56

                  --------------------------------------------------------------

                  (1) On and after November 15, 2001, if you have an existing account and buy additional Class A shares which result in an account balance of $1,000,000 or more, or if you buy $1,000,000 or more of Class A shares for a new account, and you redeem those shares within 12 months of the date of purchase, you may pay a 0.25% contingent deferred sales charge at the time of redemption.

                  (2) There is no guarantee that actual expenses will be the same as those shown in the table.

                  You may also be charged a transaction or other fee by the financial institution managing your account."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

         - Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.

         - Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM TOTAL RETURN BOND FUND

                          Supplement dated July 1, 2002
    to the Prospectus dated December 31, 2001, as supplemented March 5, 2002

         The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 2 of the Prospectus:

                  "ANNUAL FUND OPERATING EXPENSES(2)
                  -----------------------------------------------------------------------
                  (expenses that are deducted
                   from fund assets)         CLASS A           CLASS B           CLASS C
                  -----------------------------------------------------------------------
                  Management Fees              0.50%            0.50 %             0.50 %

                  Distribution and/or
                  Service (12b-1) Fees(3)      0.35             1.00               1.00

                  Other Expenses(4)            0.62             0.62               0.62

                  Total Annual Fund
                  Operating Expenses           1.47             2.12               2.12

                  Waiver(3)                    0.22             0.12               0.12

                  Net Expenses(5)              1.25             2.00               2.00
                  -----------------------------------------------------------------------

----------
                 (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

                 (2) There is no guarantee that actual expenses will be the same as those shown in the table.

                 (3) The distributor has contractually agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25%. Further, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g. if AIM waives 0.12% of Class A expenses, AIM will also waive 0.12% of Class B and Class C expenses).

                 (4) Other Expenses are based on estimated amounts for the current fiscal year.

                 (5) AIM has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.00%. Total Annual Operating Expenses net of this agreement are 1.00%, 1.75% and 1.75% for Class A, Class B and Class C shares, respectively. This agreement may be terminated at any time.


                  You may also be charged a transaction or other fee by the financial institution managing your account.
                           As a result of 12b-1 fees, long-term shareholders in
                  the fund may pay more than the maximum permitted initial sales charge."

                          INSTITUTIONAL CLASS SHARES OF

                       AIM LIMITED MATURITY TREASURY FUND

                          Supplement dated July 1, 2002
                    to the Prospectus dated November 28, 2001
                          as supplemented March 5, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "The fund attempts to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, including bills, notes and bonds."

The following information replaces in its entirety the fourth paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

Effective July 1, 2002, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

         - Clint W. Dudley, Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1998. Prior to 1998, he was a full time student.

         - Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

         More information on the fund's management team may be found on our website (http://www.aimfunds.com)."

                             AIM HIGH YIELD FUND II
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                           AIM TOTAL RETURN BOND FUND
                                       AND
                                CLASS A SHARES OF
                       AIM LIMITED MATURITY TREASURY FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                          Supplement dated July 1, 2002 to the
          Statement of Additional Information dated June 3, 2002
                  as supplemented June 3, 2002 and June 7, 2002


This supplement supercedes and replaces in its entirety the supplement dated June 3, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees has approved the following new non-fundamental policies:

         - "AIM High Yield Fund normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         - "AIM High Yield Fund II normally invests at least 80% of its assets in non-investment grade debt securities, i.e., "junk bonds." For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         - "AIM Intermediate Government Fund normally invests at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         - "AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         - "AIM Total Return Bond Fund normally invests at least 80% of its assets in a diversified portfolio of investment grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

         - "Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which will not constitute an item of tax preference under the alternative minimum tax rules."

The Board of Trustees has also approved the following new fundamental policy:

         "Under normal circumstances, AIM Municipal Bond Fund will invest at least 80% of the value of its assets (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in investments the income from which is exempt from federal income tax under regular tax rules."

The changes noted above become effective July 1, 2002.

The following paragraph will replace in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 34 of the Statement of Additional
Information:

                  "AIM has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for AIM Total Return Bond Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g. if AIM waives 0.12% of Class A expenses, AIM will also waive 0.12% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund."

                  AIM LIMITED MATURITY TREASURY FUND

                          INSTITUTIONAL CLASS
         (SERIES PORTFOLIO OF AIM INVESTMENT SECURITIES FUNDS

                     Supplement dated July 1, 2002
  to the Statement of Additional Information dated November 28, 2001 as supplemented March 5, 2002


This supplement supercedes and replaces in its entirety the supplemented dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees of the AIM Limited Maturity Treasury Fund has approved the following new non-fundamental policy:

         "AIM Limited Maturity Treasury Fund normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

The change noted above becomes effective July 1, 2002.